Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000146953
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Institutional Shares
Trading Symbol	BDHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Institutional Shares returned 11.64%.

  For the same period, the Fund’s benchmark, the MSCI World Index, returned 20.41% and the Fund's custom benchmark, a blend of 50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index, returned 14.16%.

What contributed to performance?

Equity-related allocations were the primary contributor to absolute performance. Covered calls made the largest contribution, followed by developed-market international equities and U.S. equities. Emerging market equities and infrastructure stocks further helped results, as did real estate investment trusts.

Fixed-income positions also added to the Fund’s return. U.S. high yield corporates were the largest contributor, followed by collateralized loan obligations. Bank loans and emerging market debt also contributed. Commercial mortgage-backed securities, non-agency mortgage-backed securities, European and international high yield corporates, capital securities, and investment-grade corporates provided additional positive contributions. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund sought to manage interest rate risk through the use of derivatives, which detracted modestly.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Institutional Shares	MSCI World Index (Net)	Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Aug 16	$10,100	$10,008	$9,989	$10,077
Sep 16	$10,119	$10,061	$9,983	$10,147
Oct 16	$10,039	$9,867	$9,906	$10,015
Nov 16	$10,055	$10,009	$9,672	$9,984
Dec 16	$10,287	$10,248	$9,686	$10,221
Jan 17	$10,487	$10,495	$9,705	$10,363
Feb 17	$10,692	$10,787	$9,770	$10,597
Mar 17	$10,764	$10,902	$9,765	$10,660
Apr 17	$10,909	$11,063	$9,840	$10,756
May 17	$10,993	$11,297	$9,916	$10,950
Jun 17	$11,061	$11,340	$9,906	$10,947
Jul 17	$11,239	$11,612	$9,949	$11,098
Aug 17	$11,235	$11,628	$10,038	$11,105
Sep 17	$11,395	$11,889	$9,990	$11,297
Oct 17	$11,527	$12,114	$9,996	$11,341
Nov 17	$11,636	$12,376	$9,983	$11,453
Dec 17	$11,775	$12,544	$10,029	$11,521
Jan 18	$12,076	$13,206	$9,913	$11,770
Feb 18	$11,680	$12,659	$9,819	$11,428
Mar 18	$11,557	$12,383	$9,882	$11,294
Apr 18	$11,634	$12,525	$9,809	$11,372
May 18	$11,689	$12,604	$9,879	$11,301
Jun 18	$11,647	$12,598	$9,867	$11,339
Jul 18	$11,942	$12,991	$9,869	$11,610
Aug 18	$12,011	$13,152	$9,932	$11,657
Sep 18	$12,022	$13,225	$9,868	$11,747
Oct 18	$11,507	$12,254	$9,790	$11,384
Nov 18	$11,572	$12,393	$9,849	$11,478
Dec 18	$10,954	$11,451	$10,030	$10,972
Jan 19	$11,715	$12,342	$10,136	$11,531
Feb 19	$11,888	$12,713	$10,131	$11,805
Mar 19	$12,074	$12,880	$10,325	$11,936
Apr 19	$12,316	$13,337	$10,328	$12,118
May 19	$12,072	$12,567	$10,511	$11,764
Jun 19	$12,511	$13,395	$10,643	$12,275
Jul 19	$12,567	$13,462	$10,666	$12,270
Aug 19	$12,525	$13,186	$10,943	$12,196
Sep 19	$12,667	$13,467	$10,885	$12,426
Oct 19	$12,753	$13,810	$10,917	$12,593
Nov 19	$12,873	$14,194	$10,912	$12,707
Dec 19	$13,145	$14,619	$10,904	$13,027
Jan 20	$13,145	$14,530	$11,114	$12,849
Feb 20	$12,557	$13,302	$11,314	$12,172
Mar 20	$10,629	$11,542	$11,247	$10,774
Apr 20	$11,437	$12,803	$11,447	$11,453
May 20	$11,876	$13,421	$11,501	$11,823
Jun 20	$12,011	$13,776	$11,573	$11,917
Jul 20	$12,451	$14,435	$11,746	$12,343
Aug 20	$12,724	$15,400	$11,651	$12,604
Sep 20	$12,565	$14,868	$11,645	$12,379
Oct 20	$12,412	$14,412	$11,593	$12,211
Nov 20	$13,308	$16,255	$11,707	$13,169
Dec 20	$13,735	$16,944	$11,723	$13,505
Jan 21	$13,706	$16,776	$11,639	$13,440
Feb 21	$13,844	$17,206	$11,471	$13,550
Mar 21	$14,087	$17,778	$11,327	$13,978
Apr 21	$14,502	$18,606	$11,417	$14,202
May 21	$14,633	$18,874	$11,454	$14,427
Jun 21	$14,771	$19,155	$11,535	$14,460
Jul 21	$14,845	$19,498	$11,664	$14,566
Aug 21	$15,101	$19,983	$11,641	$14,683
Sep 21	$14,670	$19,154	$11,541	$14,379
Oct 21	$15,001	$20,239	$11,537	$14,550
Nov 21	$14,759	$19,795	$11,572	$14,256
Dec 21	$15,214	$20,641	$11,542	$14,933
Jan 22	$14,678	$19,549	$11,293	$14,677
Feb 22	$14,278	$19,055	$11,167	$14,505
Mar 22	$14,358	$19,577	$10,857	$14,589
Apr 22	$13,547	$17,951	$10,445	$14,083
May 22	$13,409	$17,965	$10,512	$14,175
Jun 22	$12,474	$16,409	$10,347	$13,234
Jul 22	$13,205	$17,711	$10,600	$13,796
Aug 22	$12,804	$16,971	$10,301	$13,361
Sep 22	$11,822	$15,393	$9,856	$12,590
Oct 22	$12,248	$16,499	$9,728	$13,224
Nov 22	$12,880	$17,646	$10,086	$13,895
Dec 22	$12,571	$16,897	$10,040	$13,753
Jan 23	$13,308	$18,092	$10,349	$14,205
Feb 23	$12,982	$17,657	$10,082	$13,880
Mar 23	$13,073	$18,203	$10,338	$14,113
Apr 23	$13,273	$18,522	$10,400	$14,314
May 23	$13,063	$18,337	$10,287	$13,929
Jun 23	$13,453	$19,446	$10,250	$14,387
Jul 23	$13,757	$20,099	$10,243	$14,739
Aug 23	$13,571	$19,619	$10,178	$14,590
Sep 23	$13,232	$18,773	$9,919	$14,299
Oct 23	$13,024	$18,228	$9,763	$13,954
Nov 23	$13,826	$19,937	$10,205	$14,723
Dec 23	$14,370	$20,916	$10,595	$15,312
Jan 24	$14,447	$21,167	$10,566	$15,353
Feb 24	$14,669	$22,064	$10,417	$15,440
Mar 24	$15,024	$22,773	$10,513	$15,847
Apr 24	$14,679	$21,927	$10,248	$15,547
May 24	$15,011	$22,906	$10,421	$15,862
Jun 24	$15,176	$23,372	$10,520	$15,817
Jul 24	$15,461	$23,784	$10,766	$16,358
Aug 24	$15,788	$24,413	$10,920	$16,771
Sep 24	$16,018	$24,860	$11,067	$17,042
Oct 24	$15,881	$24,367	$10,792	$16,753
Nov 24	$16,335	$25,485	$10,906	$17,003
Dec 24	$15,923	$24,821	$10,728	$16,561
Jan 25	$16,311	$25,697	$10,785	$16,962
Feb 25	$16,394	$25,512	$11,022	$17,294
Mar 25	$15,981	$24,376	$11,026	$17,186
Apr 25	$15,954	$24,593	$11,070	$17,100
May 25	$16,445	$26,048	$10,990	$17,411
Jun 25	$16,876	$27,172	$11,159	$17,711
Jul 25	$16,938	$27,522	$11,130	$17,688
Aug 25	$17,288	$28,240	$11,263	$18,209
Sep 25	$17,528	$29,148	$11,386	$18,332
Oct 25	$17,614	$29,732	$11,457	$18,299
Nov 25	$17,769	$29,816	$11,528	$18,648
Dec 25	$17,877	$30,057	$11,511	$18,807
Jan 26	$18,204	$30,729	$11,523	$19,349
Feb 26	$18,395	$30,954	$11,712	$19,875
Mar 26	$17,644	$28,983	$11,506	$19,163
Apr 26	$18,482	$31,763	$11,519	$19,632
May 26	$18,761	$33,209	$11,554	$19,782
Jun 26	$18,741	$32,970	$11,582	$19,830
Jul 26	$18,909	$33,139	$11,431	$20,192

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	11.64%	4.96%	6.58%
MSCI World Index (Net)...
	20.41	11.19	12.73
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	14.16	6.75	7.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,639,535,645
Holdings Count | Holding	3,442
Advisory Fees Paid, Amount	$ 6,877,476
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,639,535,645
Number of Portfolio Holdings...
3,442
Net Investment Advisory Fees...
$6,877,476
Portfolio Turnover Rate...
129%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
1.4%
Microsoft Corp...
0.8
Amazon.com, Inc...
0.6
Alphabet, Inc., Class A...
0.6
Broadcom, Inc...
0.6
Meta Platforms, Inc., Class A...
0.6
Royal Bank of Canada (NVIDIA Corp.), 25.65%, 09/11/26...
0.4
Beignet Investor LLC, 6.58%, 05/30/49...
0.4
NVIDIA Corp...
0.4
Barclays Bank plc (NVIDIA Corp.), 20.38%, 08/28/26...
0.4
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
32.2%
Common Stocks...
23.2
Corporate Bonds...
18.3
Asset-Backed Securities...
8.1
Non-Agency Mortgage-Backed Securities...
6.8
Floating Rate Loan Interests...
5.5
Foreign Government Obligations...
3.0
Investment Companies...
1.4
Preferred Securities...
1.2
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000146951
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Investor A Shares
Trading Symbol	BDHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Investor A Shares returned 11.48%.

  For the same period, the Fund’s benchmark, the MSCI World Index, returned 20.41% and the Fund's custom benchmark, a blend of 50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index, returned 14.16%.

What contributed to performance?

Equity-related allocations were the primary contributor to absolute performance. Covered calls made the largest contribution, followed by developed-market international equities and U.S. equities. Emerging market equities and infrastructure stocks further helped results, as did real estate investment trusts.

Fixed-income positions also added to the Fund’s return. U.S. high yield corporates were the largest contributor, followed by collateralized loan obligations. Bank loans and emerging market debt also contributed. Commercial mortgage-backed securities, non-agency mortgage-backed securities, European and international high yield corporates, capital securities, and investment-grade corporates provided additional positive contributions. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund sought to manage interest rate risk through the use of derivatives, which detracted modestly.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Investor A Shares	MSCI World Index (Net)	Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Aug 16	$9,558	$10,008	$9,989	$10,077
Sep 16	$9,573	$10,061	$9,983	$10,147
Oct 16	$9,496	$9,867	$9,906	$10,015
Nov 16	$9,519	$10,009	$9,672	$9,984
Dec 16	$9,726	$10,248	$9,686	$10,221
Jan 17	$9,913	$10,495	$9,705	$10,363
Feb 17	$10,105	$10,787	$9,770	$10,597
Mar 17	$10,182	$10,902	$9,765	$10,660
Apr 17	$10,317	$11,063	$9,840	$10,756
May 17	$10,383	$11,297	$9,916	$10,950
Jun 17	$10,446	$11,340	$9,906	$10,947
Jul 17	$10,611	$11,612	$9,949	$11,098
Aug 17	$10,616	$11,628	$10,038	$11,105
Sep 17	$10,765	$11,889	$9,990	$11,297
Oct 17	$10,888	$12,114	$9,996	$11,341
Nov 17	$10,977	$12,376	$9,983	$11,453
Dec 17	$11,117	$12,544	$10,029	$11,521
Jan 18	$11,387	$13,206	$9,913	$11,770
Feb 18	$11,012	$12,659	$9,819	$11,428
Mar 18	$10,905	$12,383	$9,882	$11,294
Apr 18	$10,963	$12,525	$9,809	$11,372
May 18	$11,013	$12,604	$9,879	$11,301
Jun 18	$10,971	$12,598	$9,867	$11,339
Jul 18	$11,247	$12,991	$9,869	$11,610
Aug 18	$11,309	$13,152	$9,932	$11,657
Sep 18	$11,317	$13,225	$9,868	$11,747
Oct 18	$10,831	$12,254	$9,790	$11,384
Nov 18	$10,889	$12,393	$9,849	$11,478
Dec 18	$10,317	$11,451	$10,030	$10,972
Jan 19	$11,019	$12,342	$10,136	$11,531
Feb 19	$11,192	$12,713	$10,131	$11,805
Mar 19	$11,352	$12,880	$10,325	$11,936
Apr 19	$11,590	$13,337	$10,328	$12,118
May 19	$11,345	$12,567	$10,511	$11,764
Jun 19	$11,756	$13,395	$10,643	$12,275
Jul 19	$11,806	$13,462	$10,666	$12,270
Aug 19	$11,764	$13,186	$10,943	$12,196
Sep 19	$11,894	$13,467	$10,885	$12,426
Oct 19	$11,973	$13,810	$10,917	$12,593
Nov 19	$12,083	$14,194	$10,912	$12,707
Dec 19	$12,335	$14,619	$10,904	$13,027
Jan 20	$12,333	$14,530	$11,114	$12,849
Feb 20	$11,792	$13,302	$11,314	$12,172
Mar 20	$9,968	$11,542	$11,247	$10,774
Apr 20	$10,736	$12,803	$11,447	$11,453
May 20	$11,133	$13,421	$11,501	$11,823
Jun 20	$11,257	$13,776	$11,573	$11,917
Jul 20	$11,667	$14,435	$11,746	$12,343
Aug 20	$11,921	$15,400	$11,651	$12,604
Sep 20	$11,770	$14,868	$11,645	$12,379
Oct 20	$11,624	$14,412	$11,593	$12,211
Nov 20	$12,460	$16,255	$11,707	$13,169
Dec 20	$12,857	$16,944	$11,723	$13,505
Jan 21	$12,841	$16,776	$11,639	$13,440
Feb 21	$12,954	$17,206	$11,471	$13,550
Mar 21	$13,179	$17,778	$11,327	$13,978
Apr 21	$13,564	$18,606	$11,417	$14,202
May 21	$13,684	$18,874	$11,454	$14,427
Jun 21	$13,810	$19,155	$11,535	$14,460
Jul 21	$13,889	$19,498	$11,664	$14,566
Aug 21	$14,126	$19,983	$11,641	$14,683
Sep 21	$13,706	$19,154	$11,541	$14,379
Oct 21	$14,027	$20,239	$11,537	$14,550
Nov 21	$13,798	$19,795	$11,572	$14,256
Dec 21	$14,205	$20,641	$11,542	$14,933
Jan 22	$13,716	$19,549	$11,293	$14,677
Feb 22	$13,340	$19,055	$11,167	$14,505
Mar 22	$13,398	$19,577	$10,857	$14,589
Apr 22	$12,638	$17,951	$10,445	$14,083
May 22	$12,521	$17,965	$10,512	$14,175
Jun 22	$11,632	$16,409	$10,347	$13,234
Jul 22	$12,312	$17,711	$10,600	$13,796
Aug 22	$11,935	$16,971	$10,301	$13,361
Sep 22	$11,017	$15,393	$9,856	$12,590
Oct 22	$11,426	$16,499	$9,728	$13,224
Nov 22	$11,999	$17,646	$10,086	$13,895
Dec 22	$11,723	$16,897	$10,040	$13,753
Jan 23	$12,391	$18,092	$10,349	$14,205
Feb 23	$12,086	$17,657	$10,082	$13,880
Mar 23	$12,168	$18,203	$10,338	$14,113
Apr 23	$12,351	$18,522	$10,400	$14,314
May 23	$12,154	$18,337	$10,287	$13,929
Jun 23	$12,514	$19,446	$10,250	$14,387
Jul 23	$12,809	$20,099	$10,243	$14,739
Aug 23	$12,619	$19,619	$10,178	$14,590
Sep 23	$12,316	$18,773	$9,919	$14,299
Oct 23	$12,104	$18,228	$9,763	$13,954
Nov 23	$12,847	$19,937	$10,205	$14,723
Dec 23	$13,350	$20,916	$10,595	$15,312
Jan 24	$13,419	$21,167	$10,566	$15,353
Feb 24	$13,638	$22,064	$10,417	$15,440
Mar 24	$13,949	$22,773	$10,513	$15,847
Apr 24	$13,626	$21,927	$10,248	$15,547
May 24	$13,948	$22,906	$10,421	$15,862
Jun 24	$14,082	$23,372	$10,520	$15,817
Jul 24	$14,360	$23,784	$10,766	$16,358
Aug 24	$14,643	$24,413	$10,920	$16,771
Sep 24	$14,870	$24,860	$11,067	$17,042
Oct 24	$14,723	$24,367	$10,792	$16,753
Nov 24	$15,141	$25,485	$10,906	$17,003
Dec 24	$14,773	$24,821	$10,728	$16,561
Jan 25	$15,129	$25,697	$10,785	$16,962
Feb 25	$15,203	$25,512	$11,022	$17,294
Mar 25	$14,801	$24,376	$11,026	$17,186
Apr 25	$14,772	$24,593	$11,070	$17,100
May 25	$15,241	$26,048	$10,990	$17,411
Jun 25	$15,619	$27,172	$11,159	$17,711
Jul 25	$15,674	$27,522	$11,130	$17,688
Aug 25	$16,012	$28,240	$11,263	$18,209
Sep 25	$16,213	$29,148	$11,386	$18,332
Oct 25	$16,289	$29,732	$11,457	$18,299
Nov 25	$16,429	$29,816	$11,528	$18,648
Dec 25	$16,543	$30,057	$11,511	$18,807
Jan 26	$16,823	$30,729	$11,523	$19,349
Feb 26	$16,997	$30,954	$11,712	$19,875
Mar 26	$16,300	$28,983	$11,506	$19,163
Apr 26	$17,070	$31,763	$11,519	$19,632
May 26	$17,343	$33,209	$11,554	$19,782
Jun 26	$17,302	$32,970	$11,582	$19,830
Jul 26	$17,473	$33,139	$11,431	$20,192

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	11.48%	4.70%	6.31%
Investor A Shares (with sales charge)...
	5.63	3.58	5.74
MSCI World Index (Net)...
	20.41	11.19	12.73
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	14.16	6.75	7.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,639,535,645
Holdings Count | Holding	3,442
Advisory Fees Paid, Amount	$ 6,877,476
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,639,535,645
Number of Portfolio Holdings...
3,442
Net Investment Advisory Fees...
$6,877,476
Portfolio Turnover Rate...
129%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
1.4%
Microsoft Corp...
0.8
Amazon.com, Inc...
0.6
Alphabet, Inc., Class A...
0.6
Broadcom, Inc...
0.6
Meta Platforms, Inc., Class A...
0.6
Royal Bank of Canada (NVIDIA Corp.), 25.65%, 09/11/26...
0.4
Beignet Investor LLC, 6.58%, 05/30/49...
0.4
NVIDIA Corp...
0.4
Barclays Bank plc (NVIDIA Corp.), 20.38%, 08/28/26...
0.4
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
32.2%
Common Stocks...
23.2
Corporate Bonds...
18.3
Asset-Backed Securities...
8.1
Non-Agency Mortgage-Backed Securities...
6.8
Floating Rate Loan Interests...
5.5
Foreign Government Obligations...
3.0
Investment Companies...
1.4
Preferred Securities...
1.2
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000146952
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Investor C Shares
Trading Symbol	BDHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$174	1.65%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Investor C Shares returned 10.67%.

  For the same period, the Fund’s benchmark, the MSCI World Index, returned 20.41% and the Fund's custom benchmark, a blend of 50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index, returned 14.16%.

What contributed to performance?

Equity-related allocations were the primary contributor to absolute performance. Covered calls made the largest contribution, followed by developed-market international equities and U.S. equities. Emerging market equities and infrastructure stocks further helped results, as did real estate investment trusts.

Fixed-income positions also added to the Fund’s return. U.S. high yield corporates were the largest contributor, followed by collateralized loan obligations. Bank loans and emerging market debt also contributed. Commercial mortgage-backed securities, non-agency mortgage-backed securities, European and international high yield corporates, capital securities, and investment-grade corporates provided additional positive contributions. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund sought to manage interest rate risk through the use of derivatives, which detracted modestly.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Investor C Shares	MSCI World Index (Net)	Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Aug 16	$10,081	$10,008	$9,989	$10,077
Sep 16	$10,091	$10,061	$9,983	$10,147
Oct 16	$10,003	$9,867	$9,906	$10,015
Nov 16	$10,021	$10,009	$9,672	$9,984
Dec 16	$10,233	$10,248	$9,686	$10,221
Jan 17	$10,423	$10,495	$9,705	$10,363
Feb 17	$10,619	$10,787	$9,770	$10,597
Mar 17	$10,682	$10,902	$9,765	$10,660
Apr 17	$10,829	$11,063	$9,840	$10,756
May 17	$10,891	$11,297	$9,916	$10,950
Jun 17	$10,950	$11,340	$9,906	$10,947
Jul 17	$11,116	$11,612	$9,949	$11,098
Aug 17	$11,115	$11,628	$10,038	$11,105
Sep 17	$11,263	$11,889	$9,990	$11,297
Oct 17	$11,385	$12,114	$9,996	$11,341
Nov 17	$11,472	$12,376	$9,983	$11,453
Dec 17	$11,610	$12,544	$10,029	$11,521
Jan 18	$11,885	$13,206	$9,913	$11,770
Feb 18	$11,487	$12,659	$9,819	$11,428
Mar 18	$11,356	$12,383	$9,882	$11,294
Apr 18	$11,422	$12,525	$9,809	$11,372
May 18	$11,466	$12,604	$9,879	$11,301
Jun 18	$11,416	$12,598	$9,867	$11,339
Jul 18	$11,696	$12,991	$9,869	$11,610
Aug 18	$11,753	$13,152	$9,932	$11,657
Sep 18	$11,754	$13,225	$9,868	$11,747
Oct 18	$11,241	$12,254	$9,790	$11,384
Nov 18	$11,295	$12,393	$9,849	$11,478
Dec 18	$10,694	$11,451	$10,030	$10,972
Jan 19	$11,415	$12,342	$10,136	$11,531
Feb 19	$11,588	$12,713	$10,131	$11,805
Mar 19	$11,746	$12,880	$10,325	$11,936
Apr 19	$11,985	$13,337	$10,328	$12,118
May 19	$11,724	$12,567	$10,511	$11,764
Jun 19	$12,142	$13,395	$10,643	$12,275
Jul 19	$12,186	$13,462	$10,666	$12,270
Aug 19	$12,135	$13,186	$10,943	$12,196
Sep 19	$12,263	$13,467	$10,885	$12,426
Oct 19	$12,336	$13,810	$10,917	$12,593
Nov 19	$12,442	$14,194	$10,912	$12,707
Dec 19	$12,694	$14,619	$10,904	$13,027
Jan 20	$12,684	$14,530	$11,114	$12,849
Feb 20	$12,106	$13,302	$11,314	$12,172
Mar 20	$10,236	$11,542	$11,247	$10,774
Apr 20	$11,019	$12,803	$11,447	$11,453
May 20	$11,420	$13,421	$11,501	$11,823
Jun 20	$11,540	$13,776	$11,573	$11,917
Jul 20	$11,954	$14,435	$11,746	$12,343
Aug 20	$12,206	$15,400	$11,651	$12,604
Sep 20	$12,043	$14,868	$11,645	$12,379
Oct 20	$11,886	$14,412	$11,593	$12,211
Nov 20	$12,734	$16,255	$11,707	$13,169
Dec 20	$13,133	$16,944	$11,723	$13,505
Jan 21	$13,094	$16,776	$11,639	$13,440
Feb 21	$13,216	$17,206	$11,471	$13,550
Mar 21	$13,437	$17,778	$11,327	$13,978
Apr 21	$13,822	$18,606	$11,417	$14,202
May 21	$13,935	$18,874	$11,454	$14,427
Jun 21	$14,055	$19,155	$11,535	$14,460
Jul 21	$14,113	$19,498	$11,664	$14,566
Aug 21	$14,359	$19,983	$11,641	$14,683
Sep 21	$13,923	$19,154	$11,541	$14,379
Oct 21	$14,226	$20,239	$11,537	$14,550
Nov 21	$13,999	$19,795	$11,572	$14,256
Dec 21	$14,403	$20,641	$11,542	$14,933
Jan 22	$13,884	$19,549	$11,293	$14,677
Feb 22	$13,495	$19,055	$11,167	$14,505
Mar 22	$13,559	$19,577	$10,857	$14,589
Apr 22	$12,781	$17,951	$10,445	$14,083
May 22	$12,655	$17,965	$10,512	$14,175
Jun 22	$11,748	$16,409	$10,347	$13,234
Jul 22	$12,428	$17,711	$10,600	$13,796
Aug 22	$12,039	$16,971	$10,301	$13,361
Sep 22	$11,104	$15,393	$9,856	$12,590
Oct 22	$11,510	$16,499	$9,728	$13,224
Nov 22	$12,081	$17,646	$10,086	$13,895
Dec 22	$11,795	$16,897	$10,040	$13,753
Jan 23	$12,461	$18,092	$10,349	$14,205
Feb 23	$12,146	$17,657	$10,082	$13,880
Mar 23	$12,221	$18,203	$10,338	$14,113
Apr 23	$12,398	$18,522	$10,400	$14,314
May 23	$12,192	$18,337	$10,287	$13,929
Jun 23	$12,546	$19,446	$10,250	$14,387
Jul 23	$12,834	$20,099	$10,243	$14,739
Aug 23	$12,635	$19,619	$10,178	$14,590
Sep 23	$12,324	$18,773	$9,919	$14,299
Oct 23	$12,104	$18,228	$9,763	$13,954
Nov 23	$12,840	$19,937	$10,205	$14,723
Dec 23	$13,335	$20,916	$10,595	$15,312
Jan 24	$13,396	$21,167	$10,566	$15,353
Feb 24	$13,590	$22,064	$10,417	$15,440
Mar 24	$13,909	$22,773	$10,513	$15,847
Apr 24	$13,577	$21,927	$10,248	$15,547
May 24	$13,890	$22,906	$10,421	$15,862
Jun 24	$14,015	$23,372	$10,520	$15,817
Jul 24	$14,283	$23,784	$10,766	$16,358
Aug 24	$14,564	$24,413	$10,920	$16,771
Sep 24	$14,790	$24,860	$11,067	$17,042
Oct 24	$14,645	$24,367	$10,792	$16,753
Nov 24	$15,060	$25,485	$10,906	$17,003
Dec 24	$14,694	$24,821	$10,728	$16,561
Jan 25	$15,048	$25,697	$10,785	$16,962
Feb 25	$15,122	$25,512	$11,022	$17,294
Mar 25	$14,722	$24,376	$11,026	$17,186
Apr 25	$14,693	$24,593	$11,070	$17,100
May 25	$15,160	$26,048	$10,990	$17,411
Jun 25	$15,536	$27,172	$11,159	$17,711
Jul 25	$15,590	$27,522	$11,130	$17,688
Aug 25	$15,927	$28,240	$11,263	$18,209
Sep 25	$16,127	$29,148	$11,386	$18,332
Oct 25	$16,202	$29,732	$11,457	$18,299
Nov 25	$16,341	$29,816	$11,528	$18,648
Dec 25	$16,455	$30,057	$11,511	$18,807
Jan 26	$16,734	$30,729	$11,523	$19,349
Feb 26	$16,906	$30,954	$11,712	$19,875
Mar 26	$16,213	$28,983	$11,506	$19,163
Apr 26	$16,979	$31,763	$11,519	$19,632
May 26	$17,250	$33,209	$11,554	$19,782
Jun 26	$17,210	$32,970	$11,582	$19,830
Jul 26	$17,380	$33,139	$11,431	$20,192

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	10.67%	3.95%	5.68%
Investor C Shares (with sales charge)...
	9.67	3.95	5.68
MSCI World Index (Net)...
	20.41	11.19	12.73
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	14.16	6.75	7.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,639,535,645
Holdings Count | Holding	3,442
Advisory Fees Paid, Amount	$ 6,877,476
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,639,535,645
Number of Portfolio Holdings...
3,442
Net Investment Advisory Fees...
$6,877,476
Portfolio Turnover Rate...
129%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
1.4%
Microsoft Corp...
0.8
Amazon.com, Inc...
0.6
Alphabet, Inc., Class A...
0.6
Broadcom, Inc...
0.6
Meta Platforms, Inc., Class A...
0.6
Royal Bank of Canada (NVIDIA Corp.), 25.65%, 09/11/26...
0.4
Beignet Investor LLC, 6.58%, 05/30/49...
0.4
NVIDIA Corp...
0.4
Barclays Bank plc (NVIDIA Corp.), 20.38%, 08/28/26...
0.4
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
32.2%
Common Stocks...
23.2
Corporate Bonds...
18.3
Asset-Backed Securities...
8.1
Non-Agency Mortgage-Backed Securities...
6.8
Floating Rate Loan Interests...
5.5
Foreign Government Obligations...
3.0
Investment Companies...
1.4
Preferred Securities...
1.2
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000166008
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Class K Shares
Trading Symbol	BDHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Class K Shares returned 11.69%.

  For the same period, the Fund’s benchmark, the MSCI World Index, returned 20.41% and the Fund's custom benchmark, a blend of 50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index, returned 14.16%.

What contributed to performance?

Equity-related allocations were the primary contributor to absolute performance. Covered calls made the largest contribution, followed by developed-market international equities and U.S. equities. Emerging market equities and infrastructure stocks further helped results, as did real estate investment trusts.

Fixed-income positions also added to the Fund’s return. U.S. high yield corporates were the largest contributor, followed by collateralized loan obligations. Bank loans and emerging market debt also contributed. Commercial mortgage-backed securities, non-agency mortgage-backed securities, European and international high yield corporates, capital securities, and investment-grade corporates provided additional positive contributions. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund sought to manage interest rate risk through the use of derivatives, which detracted modestly.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Class K Shares	MSCI World Index (Net)	Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Aug 16	$10,090	$10,008	$9,989	$10,077
Sep 16	$10,109	$10,061	$9,983	$10,147
Oct 16	$10,029	$9,867	$9,906	$10,015
Nov 16	$10,057	$10,009	$9,672	$9,984
Dec 16	$10,278	$10,248	$9,686	$10,221
Jan 17	$10,478	$10,495	$9,705	$10,363
Feb 17	$10,695	$10,787	$9,770	$10,597
Mar 17	$10,767	$10,902	$9,765	$10,660
Apr 17	$10,913	$11,063	$9,840	$10,756
May 17	$10,986	$11,297	$9,916	$10,950
Jun 17	$11,055	$11,340	$9,906	$10,947
Jul 17	$11,232	$11,612	$9,949	$11,098
Aug 17	$11,241	$11,628	$10,038	$11,105
Sep 17	$11,401	$11,889	$9,990	$11,297
Oct 17	$11,534	$12,114	$9,996	$11,341
Nov 17	$11,631	$12,376	$9,983	$11,453
Dec 17	$11,782	$12,544	$10,029	$11,521
Jan 18	$12,072	$13,206	$9,913	$11,770
Feb 18	$11,677	$12,659	$9,819	$11,428
Mar 18	$11,566	$12,383	$9,882	$11,294
Apr 18	$11,631	$12,525	$9,809	$11,372
May 18	$11,699	$12,604	$9,879	$11,301
Jun 18	$11,657	$12,598	$9,867	$11,339
Jul 18	$11,953	$12,991	$9,869	$11,610
Aug 18	$12,022	$13,152	$9,932	$11,657
Sep 18	$12,034	$13,225	$9,868	$11,747
Oct 18	$11,507	$12,254	$9,790	$11,384
Nov 18	$11,585	$12,393	$9,849	$11,478
Dec 18	$10,968	$11,451	$10,030	$10,972
Jan 19	$11,716	$12,342	$10,136	$11,531
Feb 19	$11,903	$12,713	$10,131	$11,805
Mar 19	$12,076	$12,880	$10,325	$11,936
Apr 19	$12,332	$13,337	$10,328	$12,118
May 19	$12,075	$12,567	$10,511	$11,764
Jun 19	$12,528	$13,395	$10,643	$12,275
Jul 19	$12,585	$13,462	$10,666	$12,270
Aug 19	$12,531	$13,186	$10,943	$12,196
Sep 19	$12,672	$13,467	$10,885	$12,426
Oct 19	$12,760	$13,810	$10,917	$12,593
Nov 19	$12,880	$14,194	$10,912	$12,707
Dec 19	$13,152	$14,619	$10,904	$13,027
Jan 20	$13,153	$14,530	$11,114	$12,849
Feb 20	$12,579	$13,302	$11,314	$12,172
Mar 20	$10,636	$11,542	$11,247	$10,774
Apr 20	$11,458	$12,803	$11,447	$11,453
May 20	$11,886	$13,421	$11,501	$11,823
Jun 20	$12,021	$13,776	$11,573	$11,917
Jul 20	$12,475	$14,435	$11,746	$12,343
Aug 20	$12,736	$15,400	$11,651	$12,604
Sep 20	$12,577	$14,868	$11,645	$12,379
Oct 20	$12,425	$14,412	$11,593	$12,211
Nov 20	$13,335	$16,255	$11,707	$13,169
Dec 20	$13,750	$16,944	$11,723	$13,505
Jan 21	$13,736	$16,776	$11,639	$13,440
Feb 21	$13,874	$17,206	$11,471	$13,550
Mar 21	$14,104	$17,778	$11,327	$13,978
Apr 21	$14,520	$18,606	$11,417	$14,202
May 21	$14,666	$18,874	$11,454	$14,427
Jun 21	$14,790	$19,155	$11,535	$14,460
Jul 21	$14,879	$19,498	$11,664	$14,566
Aug 21	$15,136	$19,983	$11,641	$14,683
Sep 21	$14,691	$19,154	$11,541	$14,379
Oct 21	$15,038	$20,239	$11,537	$14,550
Nov 21	$14,796	$19,795	$11,572	$14,256
Dec 21	$15,237	$20,641	$11,542	$14,933
Jan 22	$14,716	$19,549	$11,293	$14,677
Feb 22	$14,316	$19,055	$11,167	$14,505
Mar 22	$14,382	$19,577	$10,857	$14,589
Apr 22	$13,585	$17,951	$10,445	$14,083
May 22	$13,447	$17,965	$10,512	$14,175
Jun 22	$12,496	$16,409	$10,347	$13,234
Jul 22	$13,229	$17,711	$10,600	$13,796
Aug 22	$12,827	$16,971	$10,301	$13,361
Sep 22	$11,844	$15,393	$9,856	$12,590
Oct 22	$12,287	$16,499	$9,728	$13,224
Nov 22	$12,906	$17,646	$10,086	$13,895
Dec 22	$12,612	$16,897	$10,040	$13,753
Jan 23	$13,334	$18,092	$10,349	$14,205
Feb 23	$13,009	$17,657	$10,082	$13,880
Mar 23	$13,100	$18,203	$10,338	$14,113
Apr 23	$13,318	$18,522	$10,400	$14,314
May 23	$13,092	$18,337	$10,287	$13,929
Jun 23	$13,483	$19,446	$10,250	$14,387
Jul 23	$13,805	$20,099	$10,243	$14,739
Aug 23	$13,603	$19,619	$10,178	$14,590
Sep 23	$13,280	$18,773	$9,919	$14,299
Oct 23	$13,055	$18,228	$9,763	$13,954
Nov 23	$13,859	$19,937	$10,205	$14,723
Dec 23	$14,422	$20,916	$10,595	$15,312
Jan 24	$14,483	$21,167	$10,566	$15,353
Feb 24	$14,723	$22,064	$10,417	$15,440
Mar 24	$15,062	$22,773	$10,513	$15,847
Apr 24	$14,734	$21,927	$10,248	$15,547
May 24	$15,068	$22,906	$10,421	$15,862
Jun 24	$15,235	$23,372	$10,520	$15,817
Jul 24	$15,521	$23,784	$10,766	$16,358
Aug 24	$15,831	$24,413	$10,920	$16,771
Sep 24	$16,080	$24,860	$11,067	$17,042
Oct 24	$15,926	$24,367	$10,792	$16,753
Nov 24	$16,382	$25,485	$10,906	$17,003
Dec 24	$15,988	$24,821	$10,728	$16,561
Jan 25	$16,377	$25,697	$10,785	$16,962
Feb 25	$16,461	$25,512	$11,022	$17,294
Mar 25	$16,029	$24,376	$11,026	$17,186
Apr 25	$16,002	$24,593	$11,070	$17,100
May 25	$16,515	$26,048	$10,990	$17,411
Jun 25	$16,928	$27,172	$11,159	$17,711
Jul 25	$17,011	$27,522	$11,130	$17,688
Aug 25	$17,363	$28,240	$11,263	$18,209
Sep 25	$17,585	$29,148	$11,386	$18,332
Oct 25	$17,671	$29,732	$11,457	$18,299
Nov 25	$17,828	$29,816	$11,528	$18,648
Dec 25	$17,956	$30,057	$11,511	$18,807
Jan 26	$18,265	$30,729	$11,523	$19,349
Feb 26	$18,458	$30,954	$11,712	$19,875
Mar 26	$17,706	$28,983	$11,506	$19,163
Apr 26	$18,547	$31,763	$11,519	$19,632
May 26	$18,848	$33,209	$11,554	$19,782
Jun 26	$18,808	$32,970	$11,582	$19,830
Jul 26	$18,999	$33,139	$11,431	$20,192

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	11.69%	5.01%	6.63%
MSCI World Index (Net)...
	20.41	11.19	12.73
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	14.16	6.75	7.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,639,535,645
Holdings Count | Holding	3,442
Advisory Fees Paid, Amount	$ 6,877,476
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,639,535,645
Number of Portfolio Holdings...
3,442
Net Investment Advisory Fees...
$6,877,476
Portfolio Turnover Rate...
129%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
1.4%
Microsoft Corp...
0.8
Amazon.com, Inc...
0.6
Alphabet, Inc., Class A...
0.6
Broadcom, Inc...
0.6
Meta Platforms, Inc., Class A...
0.6
Royal Bank of Canada (NVIDIA Corp.), 25.65%, 09/11/26...
0.4
Beignet Investor LLC, 6.58%, 05/30/49...
0.4
NVIDIA Corp...
0.4
Barclays Bank plc (NVIDIA Corp.), 20.38%, 08/28/26...
0.4
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
32.2%
Common Stocks...
23.2
Corporate Bonds...
18.3
Asset-Backed Securities...
8.1
Non-Agency Mortgage-Backed Securities...
6.8
Floating Rate Loan Interests...
5.5
Foreign Government Obligations...
3.0
Investment Companies...
1.4
Preferred Securities...
1.2
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000058061
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Institutional Shares
Trading Symbol	BIICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Institutional Shares returned 9.39%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% and the Fund's custom benchmark, a blend of 33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S.Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 10.25%.

What contributed to performance?

Equity-related allocations were the primary contributor to absolute performance. U.S. equities made the largest contribution, followed by covered calls and developed-market international equities. Infrastructure stocks and emerging market equities further helped results, as did real estate investment trusts.

Fixed-income positions also added to the Fund’s return. Commercial mortgage-backed securities and non-agency mortgage-backed securities were the largest contributors, followed by collateralized loan obligations. U.S. high yield corporates, investment-grade corporates, and bank loans also contributed. Emerging market debt, European and international high yield corporates, capital securities, and asset-backed securities provided additional positive contributions. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund sought to manage interest rate risk through the use of derivatives, which detracted modestly.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Aug 16	$10,059	$9,989	$10,048	$10,008	$9,998
Sep 16	$10,076	$9,983	$10,092	$10,061	$10,022
Oct 16	$10,026	$9,906	$9,979	$9,867	$9,887
Nov 16	$9,996	$9,672	$9,880	$10,009	$9,841
Dec 16	$10,131	$9,686	$10,040	$10,248	$9,966
Jan 17	$10,265	$9,705	$10,140	$10,495	$10,096
Feb 17	$10,388	$9,770	$10,315	$10,787	$10,270
Mar 17	$10,429	$9,765	$10,355	$10,902	$10,322
Apr 17	$10,550	$9,840	$10,443	$11,063	$10,438
May 17	$10,632	$9,916	$10,596	$11,297	$10,588
Jun 17	$10,683	$9,906	$10,590	$11,340	$10,603
Jul 17	$10,790	$9,949	$10,703	$11,612	$10,753
Aug 17	$10,802	$10,038	$10,740	$11,628	$10,809
Sep 17	$10,864	$9,990	$10,846	$11,889	$10,905
Oct 17	$10,930	$9,996	$10,876	$12,114	$11,011
Nov 17	$10,963	$9,983	$10,943	$12,376	$11,123
Dec 17	$11,046	$10,029	$11,003	$12,544	$11,224
Jan 18	$11,174	$9,913	$11,120	$13,206	$11,455
Feb 18	$10,971	$9,819	$10,869	$12,659	$11,164
Mar 18	$10,897	$9,882	$10,807	$12,383	$11,078
Apr 18	$10,937	$9,809	$10,831	$12,525	$11,100
May 18	$10,942	$9,879	$10,811	$12,604	$11,175
Jun 18	$10,908	$9,867	$10,831	$12,598	$11,165
Jul 18	$11,087	$9,869	$11,004	$12,991	$11,341
Aug 18	$11,136	$9,932	$11,058	$13,152	$11,448
Sep 18	$11,149	$9,868	$11,090	$13,225	$11,443
Oct 18	$10,906	$9,790	$10,833	$12,254	$10,977
Nov 18	$10,923	$9,849	$10,915	$12,393	$11,072
Dec 18	$10,649	$10,030	$10,660	$11,451	$10,753
Jan 19	$11,105	$10,136	$11,060	$12,342	$11,229
Feb 19	$11,236	$10,131	$11,233	$12,713	$11,394
Mar 19	$11,392	$10,325	$11,389	$12,880	$11,578
Apr 19	$11,517	$10,328	$11,505	$13,337	$11,785
May 19	$11,444	$10,511	$11,349	$12,567	$11,550
Jun 19	$11,696	$10,643	$11,725	$13,395	$12,003
Jul 19	$11,743	$10,666	$11,731	$13,462	$12,046
Aug 19	$11,796	$10,943	$11,785	$13,186	$12,079
Sep 19	$11,845	$10,885	$11,912	$13,467	$12,175
Oct 19	$11,892	$10,917	$12,031	$13,810	$12,348
Nov 19	$11,947	$10,912	$12,101	$14,194	$12,517
Dec 19	$12,126	$10,904	$12,302	$14,619	$12,700
Jan 20	$12,175	$11,114	$12,269	$14,530	$12,784
Feb 20	$11,917	$11,314	$11,911	$13,302	$12,358
Mar 20	$10,709	$11,247	$10,975	$11,542	$11,504
Apr 20	$11,311	$11,447	$11,502	$12,803	$12,235
May 20	$11,629	$11,501	$11,767	$13,421	$12,559
Jun 20	$11,727	$11,573	$11,855	$13,776	$12,765
Jul 20	$12,056	$11,746	$12,196	$14,435	$13,165
Aug 20	$12,216	$11,651	$12,335	$15,400	$13,552
Sep 20	$12,132	$11,645	$12,186	$14,868	$13,314
Oct 20	$12,051	$11,593	$12,058	$14,412	$13,080
Nov 20	$12,645	$11,707	$12,728	$16,255	$13,981
Dec 20	$12,924	$11,723	$12,950	$16,944	$14,287
Jan 21	$12,910	$11,639	$12,877	$16,776	$14,165
Feb 21	$13,009	$11,471	$12,886	$17,206	$14,244
Mar 21	$13,196	$11,327	$13,104	$17,778	$14,392
Apr 21	$13,453	$11,417	$13,278	$18,606	$14,784
May 21	$13,561	$11,454	$13,433	$18,874	$14,914
Jun 21	$13,637	$11,535	$13,485	$19,155	$15,078
Jul 21	$13,672	$11,664	$13,601	$19,498	$15,297
Aug 21	$13,835	$11,641	$13,665	$19,983	$15,473
Sep 21	$13,596	$11,541	$13,437	$19,154	$15,085
Oct 21	$13,745	$11,537	$13,542	$20,239	$15,510
Nov 21	$13,560	$11,572	$13,373	$19,795	$15,363
Dec 21	$13,857	$11,542	$13,786	$20,641	$15,672
Jan 22	$13,556	$11,293	$13,529	$19,549	$15,088
Feb 22	$13,266	$11,167	$13,373	$19,055	$14,813
Mar 22	$13,293	$10,857	$13,300	$19,577	$14,811
Apr 22	$12,787	$10,445	$12,825	$17,951	$13,914
May 22	$12,702	$10,512	$12,908	$17,965	$13,965
Jun 22	$12,060	$10,347	$12,270	$16,409	$13,250
Jul 22	$12,574	$10,600	$12,717	$17,711	$13,938
Aug 22	$12,315	$10,301	$12,329	$16,971	$13,450
Sep 22	$11,640	$9,856	$11,678	$15,393	$12,534
Oct 22	$11,896	$9,728	$12,020	$16,499	$12,903
Nov 22	$12,406	$10,086	$12,574	$17,646	$13,589
Dec 22	$12,254	$10,040	$12,469	$16,897	$13,270
Jan 23	$12,845	$10,349	$12,870	$18,092	$13,943
Feb 23	$12,546	$10,082	$12,563	$17,657	$13,595
Mar 23	$12,649	$10,338	$12,810	$18,203	$13,978
Apr 23	$12,843	$10,400	$12,957	$18,522	$14,143
May 23	$12,615	$10,287	$12,678	$18,337	$13,995
Jun 23	$12,828	$10,250	$12,940	$19,446	$14,394
Jul 23	$13,047	$10,243	$13,149	$20,099	$14,630
Aug 23	$12,878	$10,178	$13,032	$19,619	$14,409
Sep 23	$12,597	$9,919	$12,748	$18,773	$13,915
Oct 23	$12,392	$9,763	$12,476	$18,228	$13,603
Nov 23	$13,074	$10,205	$13,123	$19,937	$14,549
Dec 23	$13,610	$10,595	$13,641	$20,916	$15,185
Jan 24	$13,620	$10,566	$13,653	$21,167	$15,255
Feb 24	$13,698	$10,417	$13,639	$22,064	$15,471
Mar 24	$13,965	$10,513	$13,921	$22,773	$15,791
Apr 24	$13,701	$10,248	$13,628	$21,927	$15,298
May 24	$13,971	$10,421	$13,889	$22,906	$15,769
Jun 24	$14,074	$10,520	$13,907	$23,372	$16,004
Jul 24	$14,412	$10,766	$14,332	$23,784	$16,332
Aug 24	$14,667	$10,920	$14,642	$24,413	$16,665
Sep 24	$14,871	$11,067	$14,865	$24,860	$16,929
Oct 24	$14,643	$10,792	$14,575	$24,367	$16,552
Nov 24	$14,941	$10,906	$14,771	$25,485	$17,019
Dec 24	$14,615	$10,728	$14,434	$24,821	$16,658
Jan 25	$14,913	$10,785	$14,693	$25,697	$16,996
Feb 25	$15,108	$11,022	$14,992	$25,512	$17,122
Mar 25	$14,912	$11,026	$14,932	$24,376	$16,744
Apr 25	$14,961	$11,070	$14,902	$24,593	$16,851
May 25	$15,251	$10,990	$15,047	$26,048	$17,290
Jun 25	$15,567	$11,159	$15,297	$27,172	$17,796
Jul 25	$15,581	$11,130	$15,270	$27,522	$17,887
Aug 25	$15,878	$11,263	$15,631	$28,240	$18,227
Sep 25	$16,059	$11,386	$15,758	$29,148	$18,619
Oct 25	$16,106	$11,457	$15,772	$29,732	$18,864
Nov 25	$16,266	$11,528	$16,005	$29,816	$18,949
Dec 25	$16,340	$11,511	$16,088	$30,057	$19,012
Jan 26	$16,587	$11,523	$16,403	$30,729	$19,235
Feb 26	$16,877	$11,712	$16,790	$30,954	$19,462
Mar 26	$16,314	$11,506	$16,290	$28,983	$18,671
Apr 26	$16,810	$11,519	$16,562	$31,763	$19,577
May 26	$16,965	$11,554	$16,664	$33,209	$20,053
Jun 26	$17,005	$11,582	$16,704	$32,970	$20,005
Jul 26	$17,043	$11,431	$16,835	$33,139	$19,926

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	9.39%	4.51%	5.48%
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	10.25	4.36	5.35
MSCI World Index (Net)...
	20.41	11.19	12.73
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	11.40	5.43	7.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 10,425,673,159
Holdings Count | Holding	6,106
Advisory Fees Paid, Amount	$ 46,897,833
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$10,425,673,159
Number of Portfolio Holdings...
6,106
Net Investment Advisory Fees...
$46,897,833
Portfolio Turnover Rate...
119%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1%
Microsoft Corp...
0.8
Amazon.com, Inc...
0.6
Beignet Investor LLC, 6.58%, 05/30/49...
0.5
Meta Platforms, Inc., Class A...
0.4
Alphabet, Inc., Class A...
0.4
Broadcom, Inc...
0.4
JPMorgan Structured Products BV (Amazon.com, Inc.), 18.70%, 08/31/26...
0.3
NVIDIA Corp...
0.3
UnitedHealth Group, Inc...
0.3
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
24.2%
Corporate Bonds...
23.7
Equity-Linked Notes...
16.2
Asset-Backed Securities...
11.5
Non-Agency Mortgage-Backed Securities...
11.3
Floating Rate Loan Interests...
5.7
Foreign Government Obligations...
2.3
Preferred Securities...
2.3
Investment Companies...
2.1
Fixed Rate Loan Interests...
0.4
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000058062
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Investor A Shares
Trading Symbol	BAICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Investor A Shares returned 9.12%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% and the Fund's custom benchmark, a blend of 33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S.Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 10.25%.

What contributed to performance?

Equity-related allocations were the primary contributor to absolute performance. U.S. equities made the largest contribution, followed by covered calls and developed-market international equities. Infrastructure stocks and emerging market equities further helped results, as did real estate investment trusts.

Fixed-income positions also added to the Fund’s return. Commercial mortgage-backed securities and non-agency mortgage-backed securities were the largest contributors, followed by collateralized loan obligations. U.S. high yield corporates, investment-grade corporates, and bank loans also contributed. Emerging market debt, European and international high yield corporates, capital securities, and asset-backed securities provided additional positive contributions. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund sought to manage interest rate risk through the use of derivatives, which detracted modestly.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Aug 16	$9,528	$9,989	$10,048	$10,008	$9,998
Sep 16	$9,543	$9,983	$10,092	$10,061	$10,022
Oct 16	$9,493	$9,906	$9,979	$9,867	$9,887
Nov 16	$9,463	$9,672	$9,880	$10,009	$9,841
Dec 16	$9,589	$9,686	$10,040	$10,248	$9,966
Jan 17	$9,705	$9,705	$10,140	$10,495	$10,096
Feb 17	$9,819	$9,770	$10,315	$10,787	$10,270
Mar 17	$9,866	$9,765	$10,355	$10,902	$10,322
Apr 17	$9,969	$9,840	$10,443	$11,063	$10,438
May 17	$10,044	$9,916	$10,596	$11,297	$10,588
Jun 17	$10,099	$9,906	$10,590	$11,340	$10,603
Jul 17	$10,189	$9,949	$10,703	$11,612	$10,753
Aug 17	$10,208	$10,038	$10,740	$11,628	$10,809
Sep 17	$10,264	$9,990	$10,846	$11,889	$10,905
Oct 17	$10,324	$9,996	$10,876	$12,114	$11,011
Nov 17	$10,353	$9,983	$10,943	$12,376	$11,123
Dec 17	$10,429	$10,029	$11,003	$12,544	$11,224
Jan 18	$10,549	$9,913	$11,120	$13,206	$11,455
Feb 18	$10,345	$9,819	$10,869	$12,659	$11,164
Mar 18	$10,282	$9,882	$10,807	$12,383	$11,078
Apr 18	$10,318	$9,809	$10,831	$12,525	$11,100
May 18	$10,321	$9,879	$10,811	$12,604	$11,175
Jun 18	$10,286	$9,867	$10,831	$12,598	$11,165
Jul 18	$10,453	$9,869	$11,004	$12,991	$11,341
Aug 18	$10,497	$9,932	$11,058	$13,152	$11,448
Sep 18	$10,507	$9,868	$11,090	$13,225	$11,443
Oct 18	$10,276	$9,790	$10,833	$12,254	$10,977
Nov 18	$10,290	$9,849	$10,915	$12,393	$11,072
Dec 18	$10,029	$10,030	$10,660	$11,451	$10,753
Jan 19	$10,456	$10,136	$11,060	$12,342	$11,229
Feb 19	$10,568	$10,131	$11,233	$12,713	$11,394
Mar 19	$10,723	$10,325	$11,389	$12,880	$11,578
Apr 19	$10,838	$10,328	$11,505	$13,337	$11,785
May 19	$10,767	$10,511	$11,349	$12,567	$11,550
Jun 19	$11,002	$10,643	$11,725	$13,395	$12,003
Jul 19	$11,044	$10,666	$11,731	$13,462	$12,046
Aug 19	$11,081	$10,943	$11,785	$13,186	$12,079
Sep 19	$11,135	$10,885	$11,912	$13,467	$12,175
Oct 19	$11,167	$10,917	$12,031	$13,810	$12,348
Nov 19	$11,226	$10,912	$12,101	$14,194	$12,517
Dec 19	$11,392	$10,904	$12,302	$14,619	$12,700
Jan 20	$11,436	$11,114	$12,269	$14,530	$12,784
Feb 20	$11,191	$11,314	$11,911	$13,302	$12,358
Mar 20	$10,054	$11,247	$10,975	$11,542	$11,504
Apr 20	$10,617	$11,447	$11,502	$12,803	$12,235
May 20	$10,903	$11,501	$11,767	$13,421	$12,559
Jun 20	$11,003	$11,573	$11,855	$13,776	$12,765
Jul 20	$11,310	$11,746	$12,196	$14,435	$13,165
Aug 20	$11,458	$11,651	$12,335	$15,400	$13,552
Sep 20	$11,366	$11,645	$12,186	$14,868	$13,314
Oct 20	$11,287	$11,593	$12,058	$14,412	$13,080
Nov 20	$11,853	$11,707	$12,728	$16,255	$13,981
Dec 20	$12,112	$11,723	$12,950	$16,944	$14,287
Jan 21	$12,085	$11,639	$12,877	$16,776	$14,165
Feb 21	$12,187	$11,471	$12,886	$17,206	$14,244
Mar 21	$12,349	$11,327	$13,104	$17,778	$14,392
Apr 21	$12,598	$11,417	$13,278	$18,606	$14,784
May 21	$12,686	$11,454	$13,433	$18,874	$14,914
Jun 21	$12,754	$11,535	$13,485	$19,155	$15,078
Jul 21	$12,795	$11,664	$13,601	$19,498	$15,297
Aug 21	$12,944	$11,641	$13,665	$19,983	$15,473
Sep 21	$12,707	$11,541	$13,437	$19,154	$15,085
Oct 21	$12,855	$11,537	$13,542	$20,239	$15,510
Nov 21	$12,668	$11,572	$13,373	$19,795	$15,363
Dec 21	$12,943	$11,542	$13,786	$20,641	$15,672
Jan 22	$12,658	$11,293	$13,529	$19,549	$15,088
Feb 22	$12,385	$11,167	$13,373	$19,055	$14,813
Mar 22	$12,408	$10,857	$13,300	$19,577	$14,811
Apr 22	$11,943	$10,445	$12,825	$17,951	$13,914
May 22	$11,862	$10,512	$12,908	$17,965	$13,965
Jun 22	$11,258	$10,347	$12,270	$16,409	$13,250
Jul 22	$11,736	$10,600	$12,717	$17,711	$13,938
Aug 22	$11,492	$10,301	$12,329	$16,971	$13,450
Sep 22	$10,860	$9,856	$11,678	$15,393	$12,534
Oct 22	$11,095	$9,728	$12,020	$16,499	$12,903
Nov 22	$11,569	$10,086	$12,574	$17,646	$13,589
Dec 22	$11,425	$10,040	$12,469	$16,897	$13,270
Jan 23	$11,974	$10,349	$12,870	$18,092	$13,943
Feb 23	$11,693	$10,082	$12,563	$17,657	$13,595
Mar 23	$11,786	$10,338	$12,810	$18,203	$13,978
Apr 23	$11,953	$10,400	$12,957	$18,522	$14,143
May 23	$11,750	$10,287	$12,678	$18,337	$13,995
Jun 23	$11,946	$10,250	$12,940	$19,446	$14,394
Jul 23	$12,136	$10,243	$13,149	$20,099	$14,630
Aug 23	$11,987	$10,178	$13,032	$19,619	$14,409
Sep 23	$11,723	$9,919	$12,748	$18,773	$13,915
Oct 23	$11,529	$9,763	$12,476	$18,228	$13,603
Nov 23	$12,162	$10,205	$13,123	$19,937	$14,549
Dec 23	$12,659	$10,595	$13,641	$20,916	$15,185
Jan 24	$12,666	$10,566	$13,653	$21,167	$15,255
Feb 24	$12,735	$10,417	$13,639	$22,064	$15,471
Mar 24	$12,981	$10,513	$13,921	$22,773	$15,791
Apr 24	$12,733	$10,248	$13,628	$21,927	$15,298
May 24	$12,981	$10,421	$13,889	$22,906	$15,769
Jun 24	$13,074	$10,520	$13,907	$23,372	$16,004
Jul 24	$13,372	$10,766	$14,332	$23,784	$16,332
Aug 24	$13,619	$10,920	$14,642	$24,413	$16,665
Sep 24	$13,807	$11,067	$14,865	$24,860	$16,929
Oct 24	$13,592	$10,792	$14,575	$24,367	$16,552
Nov 24	$13,865	$10,906	$14,771	$25,485	$17,019
Dec 24	$13,560	$10,728	$14,434	$24,821	$16,658
Jan 25	$13,833	$10,785	$14,693	$25,697	$16,996
Feb 25	$13,998	$11,022	$14,992	$25,512	$17,122
Mar 25	$13,827	$11,026	$14,932	$24,376	$16,744
Apr 25	$13,856	$11,070	$14,902	$24,593	$16,851
May 25	$14,136	$10,990	$15,047	$26,048	$17,290
Jun 25	$14,426	$11,159	$15,297	$27,172	$17,796
Jul 25	$14,436	$11,130	$15,270	$27,522	$17,887
Aug 25	$14,709	$11,263	$15,631	$28,240	$18,227
Sep 25	$14,872	$11,386	$15,758	$29,148	$18,619
Oct 25	$14,913	$11,457	$15,772	$29,732	$18,864
Nov 25	$15,059	$11,528	$16,005	$29,816	$18,949
Dec 25	$15,123	$11,511	$16,088	$30,057	$19,012
Jan 26	$15,349	$11,523	$16,403	$30,729	$19,235
Feb 26	$15,615	$11,712	$16,790	$30,954	$19,462
Mar 26	$15,076	$11,506	$16,290	$28,983	$18,671
Apr 26	$15,546	$11,519	$16,562	$31,763	$19,577
May 26	$15,686	$11,554	$16,664	$33,209	$20,053
Jun 26	$15,720	$11,582	$16,704	$32,970	$20,005
Jul 26	$15,752	$11,431	$16,835	$33,139	$19,926

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	9.12%	4.25%	5.21%
Investor A Shares (with sales charge)...
	3.39	3.13	4.65
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	10.25	4.36	5.35
MSCI World Index (Net)...
	20.41	11.19	12.73
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	11.40	5.43	7.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 10,425,673,159
Holdings Count | Holding	6,106
Advisory Fees Paid, Amount	$ 46,897,833
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$10,425,673,159
Number of Portfolio Holdings...
6,106
Net Investment Advisory Fees...
$46,897,833
Portfolio Turnover Rate...
119%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1%
Microsoft Corp...
0.8
Amazon.com, Inc...
0.6
Beignet Investor LLC, 6.58%, 05/30/49...
0.5
Meta Platforms, Inc., Class A...
0.4
Alphabet, Inc., Class A...
0.4
Broadcom, Inc...
0.4
JPMorgan Structured Products BV (Amazon.com, Inc.), 18.70%, 08/31/26...
0.3
NVIDIA Corp...
0.3
UnitedHealth Group, Inc...
0.3
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
24.2%
Corporate Bonds...
23.7
Equity-Linked Notes...
16.2
Asset-Backed Securities...
11.5
Non-Agency Mortgage-Backed Securities...
11.3
Floating Rate Loan Interests...
5.7
Foreign Government Obligations...
2.3
Preferred Securities...
2.3
Investment Companies...
2.1
Fixed Rate Loan Interests...
0.4
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000058060
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Investor C Shares
Trading Symbol	BCICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$162	1.55%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Investor C Shares returned 8.31%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% and the Fund's custom benchmark, a blend of 33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S.Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 10.25%.

What contributed to performance?

Equity-related allocations were the primary contributor to absolute performance. U.S. equities made the largest contribution, followed by covered calls and developed-market international equities. Infrastructure stocks and emerging market equities further helped results, as did real estate investment trusts.

Fixed-income positions also added to the Fund’s return. Commercial mortgage-backed securities and non-agency mortgage-backed securities were the largest contributors, followed by collateralized loan obligations. U.S. high yield corporates, investment-grade corporates, and bank loans also contributed. Emerging market debt, European and international high yield corporates, capital securities, and asset-backed securities provided additional positive contributions. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund sought to manage interest rate risk through the use of derivatives, which detracted modestly.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Aug 16	$10,050	$9,989	$10,048	$10,008	$9,998
Sep 16	$10,069	$9,983	$10,092	$10,061	$10,022
Oct 16	$10,010	$9,906	$9,979	$9,867	$9,887
Nov 16	$9,963	$9,672	$9,880	$10,009	$9,841
Dec 16	$10,089	$9,686	$10,040	$10,248	$9,966
Jan 17	$10,213	$9,705	$10,140	$10,495	$10,096
Feb 17	$10,328	$9,770	$10,315	$10,787	$10,270
Mar 17	$10,371	$9,765	$10,355	$10,902	$10,322
Apr 17	$10,472	$9,840	$10,443	$11,063	$10,438
May 17	$10,545	$9,916	$10,596	$11,297	$10,588
Jun 17	$10,587	$9,906	$10,590	$11,340	$10,603
Jul 17	$10,684	$9,949	$10,703	$11,612	$10,753
Aug 17	$10,687	$10,038	$10,740	$11,628	$10,809
Sep 17	$10,749	$9,990	$10,846	$11,889	$10,905
Oct 17	$10,806	$9,996	$10,876	$12,114	$11,011
Nov 17	$10,830	$9,983	$10,943	$12,376	$11,123
Dec 17	$10,892	$10,029	$11,003	$12,544	$11,224
Jan 18	$11,020	$9,913	$11,120	$13,206	$11,455
Feb 18	$10,801	$9,819	$10,869	$12,659	$11,164
Mar 18	$10,728	$9,882	$10,807	$12,383	$11,078
Apr 18	$10,759	$9,809	$10,831	$12,525	$11,100
May 18	$10,745	$9,879	$10,811	$12,604	$11,175
Jun 18	$10,712	$9,867	$10,831	$12,598	$11,165
Jul 18	$10,879	$9,869	$11,004	$12,991	$11,341
Aug 18	$10,918	$9,932	$11,058	$13,152	$11,448
Sep 18	$10,912	$9,868	$11,090	$13,225	$11,443
Oct 18	$10,674	$9,790	$10,833	$12,254	$10,977
Nov 18	$10,682	$9,849	$10,915	$12,393	$11,072
Dec 18	$10,405	$10,030	$10,660	$11,451	$10,753
Jan 19	$10,841	$10,136	$11,060	$12,342	$11,229
Feb 19	$10,951	$10,131	$11,233	$12,713	$11,394
Mar 19	$11,094	$10,325	$11,389	$12,880	$11,578
Apr 19	$11,217	$10,328	$11,505	$13,337	$11,785
May 19	$11,136	$10,511	$11,349	$12,567	$11,550
Jun 19	$11,373	$10,643	$11,725	$13,395	$12,003
Jul 19	$11,399	$10,666	$11,731	$13,462	$12,046
Aug 19	$11,440	$10,943	$11,785	$13,186	$12,079
Sep 19	$11,488	$10,885	$11,912	$13,467	$12,175
Oct 19	$11,514	$10,917	$12,031	$13,810	$12,348
Nov 19	$11,569	$10,912	$12,101	$14,194	$12,517
Dec 19	$11,732	$10,904	$12,302	$14,619	$12,700
Jan 20	$11,770	$11,114	$12,269	$14,530	$12,784
Feb 20	$11,511	$11,314	$11,911	$13,302	$12,358
Mar 20	$10,332	$11,247	$10,975	$11,542	$11,504
Apr 20	$10,895	$11,447	$11,502	$12,803	$12,235
May 20	$11,193	$11,501	$11,767	$13,421	$12,559
Jun 20	$11,278	$11,573	$11,855	$13,776	$12,765
Jul 20	$11,586	$11,746	$12,196	$14,435	$13,165
Aug 20	$11,730	$11,651	$12,335	$15,400	$13,552
Sep 20	$11,640	$11,645	$12,186	$14,868	$13,314
Oct 20	$11,551	$11,593	$12,058	$14,412	$13,080
Nov 20	$12,123	$11,707	$12,728	$16,255	$13,981
Dec 20	$12,369	$11,723	$12,950	$16,944	$14,287
Jan 21	$12,345	$11,639	$12,877	$16,776	$14,165
Feb 21	$12,431	$11,471	$12,886	$17,206	$14,244
Mar 21	$12,599	$11,327	$13,104	$17,778	$14,392
Apr 21	$12,835	$11,417	$13,278	$18,606	$14,784
May 21	$12,927	$11,454	$13,433	$18,874	$14,914
Jun 21	$12,989	$11,535	$13,485	$19,155	$15,078
Jul 21	$13,011	$11,664	$13,601	$19,498	$15,297
Aug 21	$13,155	$11,641	$13,665	$19,983	$15,473
Sep 21	$12,917	$11,541	$13,437	$19,154	$15,085
Oct 21	$13,048	$11,537	$13,542	$20,239	$15,510
Nov 21	$12,860	$11,572	$13,373	$19,795	$15,363
Dec 21	$13,132	$11,542	$13,786	$20,641	$15,672
Jan 22	$12,834	$11,293	$13,529	$19,549	$15,088
Feb 22	$12,550	$11,167	$13,373	$19,055	$14,813
Mar 22	$12,565	$10,857	$13,300	$19,577	$14,811
Apr 22	$12,087	$10,445	$12,825	$17,951	$13,914
May 22	$11,996	$10,512	$12,908	$17,965	$13,965
Jun 22	$11,378	$10,347	$12,270	$16,409	$13,250
Jul 22	$11,854	$10,600	$12,717	$17,711	$13,938
Aug 22	$11,599	$10,301	$12,329	$16,971	$13,450
Sep 22	$10,954	$9,856	$11,678	$15,393	$12,534
Oct 22	$11,185	$9,728	$12,020	$16,499	$12,903
Nov 22	$11,656	$10,086	$12,574	$17,646	$13,589
Dec 22	$11,491	$10,040	$12,469	$16,897	$13,270
Jan 23	$12,049	$10,349	$12,870	$18,092	$13,943
Feb 23	$11,759	$10,082	$12,563	$17,657	$13,595
Mar 23	$11,845	$10,338	$12,810	$18,203	$13,978
Apr 23	$12,005	$10,400	$12,957	$18,522	$14,143
May 23	$11,794	$10,287	$12,678	$18,337	$13,995
Jun 23	$11,983	$10,250	$12,940	$19,446	$14,394
Jul 23	$12,166	$10,243	$13,149	$20,099	$14,630
Aug 23	$12,009	$10,178	$13,032	$19,619	$14,409
Sep 23	$11,737	$9,919	$12,748	$18,773	$13,915
Oct 23	$11,536	$9,763	$12,476	$18,228	$13,603
Nov 23	$12,162	$10,205	$13,123	$19,937	$14,549
Dec 23	$12,638	$10,595	$13,641	$20,916	$15,185
Jan 24	$12,637	$10,566	$13,653	$21,167	$15,255
Feb 24	$12,699	$10,417	$13,639	$22,064	$15,471
Mar 24	$12,936	$10,513	$13,921	$22,773	$15,791
Apr 24	$12,694	$10,248	$13,628	$21,927	$15,298
May 24	$12,934	$10,421	$13,889	$22,906	$15,769
Jun 24	$13,019	$10,520	$13,907	$23,372	$16,004
Jul 24	$13,307	$10,766	$14,332	$23,784	$16,332
Aug 24	$13,553	$10,920	$14,642	$24,413	$16,665
Sep 24	$13,740	$11,067	$14,865	$24,860	$16,929
Oct 24	$13,525	$10,792	$14,575	$24,367	$16,552
Nov 24	$13,798	$10,906	$14,771	$25,485	$17,019
Dec 24	$13,494	$10,728	$14,434	$24,821	$16,658
Jan 25	$13,766	$10,785	$14,693	$25,697	$16,996
Feb 25	$13,930	$11,022	$14,992	$25,512	$17,122
Mar 25	$13,759	$11,026	$14,932	$24,376	$16,744
Apr 25	$13,788	$11,070	$14,902	$24,593	$16,851
May 25	$14,067	$10,990	$15,047	$26,048	$17,290
Jun 25	$14,356	$11,159	$15,297	$27,172	$17,796
Jul 25	$14,365	$11,130	$15,270	$27,522	$17,887
Aug 25	$14,637	$11,263	$15,631	$28,240	$18,227
Sep 25	$14,800	$11,386	$15,758	$29,148	$18,619
Oct 25	$14,840	$11,457	$15,772	$29,732	$18,864
Nov 25	$14,985	$11,528	$16,005	$29,816	$18,949
Dec 25	$15,049	$11,511	$16,088	$30,057	$19,012
Jan 26	$15,274	$11,523	$16,403	$30,729	$19,235
Feb 26	$15,538	$11,712	$16,790	$30,954	$19,462
Mar 26	$15,002	$11,506	$16,290	$28,983	$18,671
Apr 26	$15,470	$11,519	$16,562	$31,763	$19,577
May 26	$15,610	$11,554	$16,664	$33,209	$20,053
Jun 26	$15,643	$11,582	$16,704	$32,970	$20,005
Jul 26	$15,675	$11,431	$16,835	$33,139	$19,926

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	8.31%	3.49%	4.60%
Investor C Shares (with sales charge)...
	7.31	3.49	4.60
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	10.25	4.36	5.35
MSCI World Index (Net)...
	20.41	11.19	12.73
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	11.40	5.43	7.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 10,425,673,159
Holdings Count | Holding	6,106
Advisory Fees Paid, Amount	$ 46,897,833
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$10,425,673,159
Number of Portfolio Holdings...
6,106
Net Investment Advisory Fees...
$46,897,833
Portfolio Turnover Rate...
119%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1%
Microsoft Corp...
0.8
Amazon.com, Inc...
0.6
Beignet Investor LLC, 6.58%, 05/30/49...
0.5
Meta Platforms, Inc., Class A...
0.4
Alphabet, Inc., Class A...
0.4
Broadcom, Inc...
0.4
JPMorgan Structured Products BV (Amazon.com, Inc.), 18.70%, 08/31/26...
0.3
NVIDIA Corp...
0.3
UnitedHealth Group, Inc...
0.3
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
24.2%
Corporate Bonds...
23.7
Equity-Linked Notes...
16.2
Asset-Backed Securities...
11.5
Non-Agency Mortgage-Backed Securities...
11.3
Floating Rate Loan Interests...
5.7
Foreign Government Obligations...
2.3
Preferred Securities...
2.3
Investment Companies...
2.1
Fixed Rate Loan Interests...
0.4
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

C000182622
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Class K Shares
Trading Symbol	BKMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Class K Shares returned 9.44%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% and the Fund's custom benchmark, a blend of 33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S.Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 10.25%.

What contributed to performance?

Equity-related allocations were the primary contributor to absolute performance. U.S. equities made the largest contribution, followed by covered calls and developed-market international equities. Infrastructure stocks and emerging market equities further helped results, as did real estate investment trusts.

Fixed-income positions also added to the Fund’s return. Commercial mortgage-backed securities and non-agency mortgage-backed securities were the largest contributors, followed by collateralized loan obligations. U.S. high yield corporates, investment-grade corporates, and bank loans also contributed. Emerging market debt, European and international high yield corporates, capital securities, and asset-backed securities provided additional positive contributions. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund sought to manage interest rate risk through the use of derivatives, which detracted modestly.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Class K Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Aug 16	$10,059	$9,989	$10,048	$10,008	$9,998
Sep 16	$10,076	$9,983	$10,092	$10,061	$10,022
Oct 16	$10,026	$9,906	$9,979	$9,867	$9,887
Nov 16	$9,996	$9,672	$9,880	$10,009	$9,841
Dec 16	$10,131	$9,686	$10,040	$10,248	$9,966
Jan 17	$10,265	$9,705	$10,140	$10,495	$10,096
Feb 17	$10,377	$9,770	$10,315	$10,787	$10,270
Mar 17	$10,429	$9,765	$10,355	$10,902	$10,322
Apr 17	$10,540	$9,840	$10,443	$11,063	$10,438
May 17	$10,622	$9,916	$10,596	$11,297	$10,588
Jun 17	$10,674	$9,906	$10,590	$11,340	$10,603
Jul 17	$10,781	$9,949	$10,703	$11,612	$10,753
Aug 17	$10,794	$10,038	$10,740	$11,628	$10,809
Sep 17	$10,866	$9,990	$10,846	$11,889	$10,905
Oct 17	$10,933	$9,996	$10,876	$12,114	$11,011
Nov 17	$10,966	$9,983	$10,943	$12,376	$11,123
Dec 17	$11,039	$10,029	$11,003	$12,544	$11,224
Jan 18	$11,178	$9,913	$11,120	$13,206	$11,455
Feb 18	$10,966	$9,819	$10,869	$12,659	$11,164
Mar 18	$10,902	$9,882	$10,807	$12,383	$11,078
Apr 18	$10,943	$9,809	$10,831	$12,525	$11,100
May 18	$10,938	$9,879	$10,811	$12,604	$11,175
Jun 18	$10,914	$9,867	$10,831	$12,598	$11,165
Jul 18	$11,094	$9,869	$11,004	$12,991	$11,341
Aug 18	$11,143	$9,932	$11,058	$13,152	$11,448
Sep 18	$11,147	$9,868	$11,090	$13,225	$11,443
Oct 18	$10,914	$9,790	$10,833	$12,254	$10,977
Nov 18	$10,932	$9,849	$10,915	$12,393	$11,072
Dec 18	$10,648	$10,030	$10,660	$11,451	$10,753
Jan 19	$11,104	$10,136	$11,060	$12,342	$11,229
Feb 19	$11,236	$10,131	$11,233	$12,713	$11,394
Mar 19	$11,392	$10,325	$11,389	$12,880	$11,578
Apr 19	$11,528	$10,328	$11,505	$13,337	$11,785
May 19	$11,455	$10,511	$11,349	$12,567	$11,550
Jun 19	$11,708	$10,643	$11,725	$13,395	$12,003
Jul 19	$11,745	$10,666	$11,731	$13,462	$12,046
Aug 19	$11,799	$10,943	$11,785	$13,186	$12,079
Sep 19	$11,859	$10,885	$11,912	$13,467	$12,175
Oct 19	$11,896	$10,917	$12,031	$13,810	$12,348
Nov 19	$11,962	$10,912	$12,101	$14,194	$12,517
Dec 19	$12,142	$10,904	$12,302	$14,619	$12,700
Jan 20	$12,192	$11,114	$12,269	$14,530	$12,784
Feb 20	$11,934	$11,314	$11,911	$13,302	$12,358
Mar 20	$10,725	$11,247	$10,975	$11,542	$11,504
Apr 20	$11,316	$11,447	$11,502	$12,803	$12,235
May 20	$11,636	$11,501	$11,767	$13,421	$12,559
Jun 20	$11,734	$11,573	$11,855	$13,776	$12,765
Jul 20	$12,064	$11,746	$12,196	$14,435	$13,165
Aug 20	$12,225	$11,651	$12,335	$15,400	$13,552
Sep 20	$12,141	$11,645	$12,186	$14,868	$13,314
Oct 20	$12,060	$11,593	$12,058	$14,412	$13,080
Nov 20	$12,668	$11,707	$12,728	$16,255	$13,981
Dec 20	$12,936	$11,723	$12,950	$16,944	$14,287
Jan 21	$12,922	$11,639	$12,877	$16,776	$14,165
Feb 21	$13,034	$11,471	$12,886	$17,206	$14,244
Mar 21	$13,210	$11,327	$13,104	$17,778	$14,392
Apr 21	$13,480	$11,417	$13,278	$18,606	$14,784
May 21	$13,577	$11,454	$13,433	$18,874	$14,914
Jun 21	$13,653	$11,535	$13,485	$19,155	$15,078
Jul 21	$13,689	$11,664	$13,601	$19,498	$15,297
Aug 21	$13,852	$11,641	$13,665	$19,983	$15,473
Sep 21	$13,614	$11,541	$13,437	$19,154	$15,085
Oct 21	$13,776	$11,537	$13,542	$20,239	$15,510
Nov 21	$13,579	$11,572	$13,373	$19,795	$15,363
Dec 21	$13,877	$11,542	$13,786	$20,641	$15,672
Jan 22	$13,575	$11,293	$13,529	$19,549	$15,088
Feb 22	$13,286	$11,167	$13,373	$19,055	$14,813
Mar 22	$13,313	$10,857	$13,300	$19,577	$14,811
Apr 22	$12,819	$10,445	$12,825	$17,951	$13,914
May 22	$12,735	$10,512	$12,908	$17,965	$13,965
Jun 22	$12,078	$10,347	$12,270	$16,409	$13,250
Jul 22	$12,607	$10,600	$12,717	$17,711	$13,938
Aug 22	$12,347	$10,301	$12,329	$16,971	$13,450
Sep 22	$11,659	$9,856	$11,678	$15,393	$12,534
Oct 22	$11,916	$9,728	$12,020	$16,499	$12,903
Nov 22	$12,440	$10,086	$12,574	$17,646	$13,589
Dec 22	$12,276	$10,040	$12,469	$16,897	$13,270
Jan 23	$12,881	$10,349	$12,870	$18,092	$13,943
Feb 23	$12,583	$10,082	$12,563	$17,657	$13,595
Mar 23	$12,686	$10,338	$12,810	$18,203	$13,978
Apr 23	$12,868	$10,400	$12,957	$18,522	$14,143
May 23	$12,653	$10,287	$12,678	$18,337	$13,995
Jun 23	$12,867	$10,250	$12,940	$19,446	$14,394
Jul 23	$13,075	$10,243	$13,149	$20,099	$14,630
Aug 23	$12,918	$10,178	$13,032	$19,619	$14,409
Sep 23	$12,637	$9,919	$12,748	$18,773	$13,915
Oct 23	$12,418	$9,763	$12,476	$18,228	$13,603
Nov 23	$13,117	$10,205	$13,123	$19,937	$14,549
Dec 23	$13,641	$10,595	$13,641	$20,916	$15,185
Jan 24	$13,652	$10,566	$13,653	$21,167	$15,255
Feb 24	$13,731	$10,417	$13,639	$22,064	$15,471
Mar 24	$13,999	$10,513	$13,921	$22,773	$15,791
Apr 24	$13,735	$10,248	$13,628	$21,927	$15,298
May 24	$14,007	$10,421	$13,889	$22,906	$15,769
Jun 24	$14,125	$10,520	$13,907	$23,372	$16,004
Jul 24	$14,450	$10,766	$14,332	$23,784	$16,332
Aug 24	$14,720	$10,920	$14,642	$24,413	$16,665
Sep 24	$14,927	$11,067	$14,865	$24,860	$16,929
Oct 24	$14,698	$10,792	$14,575	$24,367	$16,552
Nov 24	$14,997	$10,906	$14,771	$25,485	$17,019
Dec 24	$14,656	$10,728	$14,434	$24,821	$16,658
Jan 25	$14,956	$10,785	$14,693	$25,697	$16,996
Feb 25	$15,152	$11,022	$14,992	$25,512	$17,122
Mar 25	$14,956	$11,026	$14,932	$24,376	$16,744
Apr 25	$15,006	$11,070	$14,902	$24,593	$16,851
May 25	$15,313	$10,990	$15,047	$26,048	$17,290
Jun 25	$15,616	$11,159	$15,297	$27,172	$17,796
Jul 25	$15,645	$11,130	$15,270	$27,522	$17,887
Aug 25	$15,930	$11,263	$15,631	$28,240	$18,227
Sep 25	$16,126	$11,386	$15,758	$29,148	$18,619
Oct 25	$16,159	$11,457	$15,772	$29,732	$18,864
Nov 25	$16,336	$11,528	$16,005	$29,816	$18,949
Dec 25	$16,395	$11,511	$16,088	$30,057	$19,012
Jan 26	$16,659	$11,523	$16,403	$30,729	$19,235
Feb 26	$16,952	$11,712	$16,790	$30,954	$19,462
Mar 26	$16,371	$11,506	$16,290	$28,983	$18,671
Apr 26	$16,886	$11,519	$16,562	$31,763	$19,577
May 26	$17,042	$11,554	$16,664	$33,209	$20,053
Jun 26	$17,067	$11,582	$16,704	$32,970	$20,005
Jul 26	$17,122	$11,431	$16,835	$33,139	$19,926

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	9.44%	4.58%	5.53%
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	10.25	4.36	5.35
MSCI World Index (Net)...
	20.41	11.19	12.73
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	11.40	5.43	7.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 10,425,673,159
Holdings Count | Holding	6,106
Advisory Fees Paid, Amount	$ 46,897,833
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$10,425,673,159
Number of Portfolio Holdings...
6,106
Net Investment Advisory Fees...
$46,897,833
Portfolio Turnover Rate...
119%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1%
Microsoft Corp...
0.8
Amazon.com, Inc...
0.6
Beignet Investor LLC, 6.58%, 05/30/49...
0.5
Meta Platforms, Inc., Class A...
0.4
Alphabet, Inc., Class A...
0.4
Broadcom, Inc...
0.4
JPMorgan Structured Products BV (Amazon.com, Inc.), 18.70%, 08/31/26...
0.3
NVIDIA Corp...
0.3
UnitedHealth Group, Inc...
0.3
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
24.2%
Corporate Bonds...
23.7
Equity-Linked Notes...
16.2
Asset-Backed Securities...
11.5
Non-Agency Mortgage-Backed Securities...
11.3
Floating Rate Loan Interests...
5.7
Foreign Government Obligations...
2.3
Preferred Securities...
2.3
Investment Companies...
2.1
Fixed Rate Loan Interests...
0.4
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.